Putnam Income Fund
The fund's portfolio
1/31/25 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (17.4%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.41%), 3.469%, 12/20/68	$967,646	$1,010,213
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 9/20/53	10,245,270	10,608,272
6.00%, with due dates from 12/20/48 to 11/20/53	11,181,026	11,438,994
5.50%, TBA, 2/1/55	2,000,000	1,985,938
5.50%, with due dates from 1/20/49 to 8/20/53	6,787,048	6,832,580
5.00%, TBA, 2/1/55	4,000,000	3,887,500
5.00%, with due dates from 6/15/40 to 10/20/49	4,361,478	4,314,311
4.70%, with due dates from 5/20/65 to 6/20/65	55,045	54,624
4.572%, 6/20/65	2,891	2,873
4.536%, 5/20/65	6,690	6,641
4.50%, TBA, 2/1/55	71,000,000	67,150,469
4.50%, with due dates from 5/20/44 to 7/20/52	3,297,643	3,191,867
4.437%, 8/20/65	17,716	17,530
4.321%, 5/20/65	285,310	283,242
4.289%, 5/20/65	8,135	8,052
4.236%, 6/20/65	12,691	12,517
4.226%, 6/20/65	11,914	11,786
4.00%, TBA, 2/1/55	46,000,000	42,363,126
4.00%, with due dates from 2/20/48 to 9/20/49	4,161,019	3,841,706
3.50%, TBA, 2/1/55	7,000,000	6,264,453
3.50%, with due dates from 11/15/47 to 3/20/50	5,663,095	5,094,892
3.00%, TBA, 2/1/55	14,000,000	12,185,812
3.00%, with due dates from 3/20/43 to 2/20/53	3,344,220	2,899,038
2.50%, 2/20/53	1,908,075	1,598,437

		185,064,873
U.S. Government Agency Mortgage Obligations (26.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	2,552,107	2,588,442
5.50%, with due dates from 9/1/53 to 11/1/53	7,884,851	7,857,124
5.00%, with due dates from 3/1/41 to 7/1/52	972,734	946,289
4.50%, with due dates from 8/1/44 to 11/1/49	360,660	346,984
4.00%, with due dates from 12/1/44 to 7/1/49	2,305,824	2,155,107
3.50%, with due dates from 4/1/42 to 2/1/47	2,090,049	1,889,870
3.00%, 10/1/46	1,088,750	947,766
3.00%, with due dates from 7/1/34 to 5/1/35	1,530,875	1,440,706
2.50%, with due dates from 4/1/43 to 1/1/52	3,037,298	2,518,472
2.00%, with due dates from 2/1/51 to 5/1/51	1,573,544	1,236,503
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 4/1/53	1,171,138	1,204,924
5.50%, with due dates from 1/1/33 to 11/1/53	10,323,789	10,280,123
5.00%, with due dates from 3/1/40 to 9/1/52	7,840,077	7,642,048
4.50%, with due dates from 7/1/44 to 11/1/49	1,292,381	1,242,827
4.00%, 1/1/57	3,045,798	2,795,931
4.00%, with due dates from 8/1/44 to 11/1/49	2,740,311	2,547,164
3.50%, with due dates from 5/1/56 to 9/1/57	7,694,694	6,806,575
3.50%, with due dates from 5/1/42 to 4/1/52	4,409,098	3,981,164
3.50%, 6/1/31	137,756	134,670
3.00%, with due dates from 9/1/42 to 4/1/52	8,780,572	7,663,336
3.00%, 5/1/37	1,708,212	1,594,840
2.50%, with due dates from 12/1/50 to 2/1/52	4,377,748	3,612,580
2.50%, 9/1/36	4,120,660	3,773,489
2.00%, with due dates from 9/1/50 to 4/1/52	3,315,349	2,611,161
2.00%, with due dates from 2/1/37 to 3/1/37	7,782,392	6,971,996
1.50%, 11/1/41	6,998,562	5,701,293
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/55	1,000,000	1,025,351
6.00%, TBA, 2/1/55	2,000,000	2,013,901
5.50%, TBA, 2/1/55	14,000,000	13,827,931
5.00%, TBA, 2/1/55	3,000,000	2,897,236
4.50%, TBA, 2/1/55	1,000,000	941,172
4.00%, TBA, 2/1/55	3,000,000	2,743,594
3.50%, TBA, 2/1/55	30,000,000	26,547,656
3.50%, TBA, 2/1/40	1,000,000	947,021
3.00%, TBA, 2/1/55	25,000,000	21,264,285
3.00%, TBA, 2/1/40	1,000,000	932,672
2.50%, TBA, 2/1/55	54,000,000	44,017,112
2.50%, TBA, 2/1/40	3,000,000	2,731,169
2.00%, TBA, 2/1/55	82,000,000	63,844,688
2.00%, TBA, 2/1/40	7,000,000	6,223,357
1.50%, TBA, 2/1/40	8,000,000	6,915,846

		287,364,375

Total U.S. government and agency mortgage obligations (cost $474,413,434)		$472,429,248

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 4.625%, 9/15/26(i)	$196,000	$200,721
U.S. Treasury Notes 3.000%, 7/15/25(i)	20,000	19,913

Total U.S. treasury obligations (cost $220,634)		$220,634

CORPORATE BONDS AND NOTES (37.5%)(a)
	Principal amount	Value
Basic materials (1.9%)
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	$240,000	$220,816
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	110,000	104,334
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	105,000	106,432
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)	391,000	401,848
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	720,000	748,451
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	645,000	663,290
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	3,330,000	3,393,716
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	238,000	224,798
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	850,000	752,729
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	42,000	41,730
Codelco 144A sr. unsec. unsub. notes 6.33%, 1/13/35 (Chile)	260,000	264,420
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	115,000	104,819
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	1,164,000	1,161,452
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,099,000	1,097,798
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	457,000	436,349
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	984,000	985,457
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	1,027,000	1,082,390
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	721,000	747,297
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,493,000	1,302,679
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	105,000	105,307
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,720,000	1,629,500
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,371,000	1,311,479
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	302,000	258,309
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	619,000	607,536
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	264,000	225,226
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	218,000	212,730
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	510,000	461,496
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	333,000	324,250
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	891,000	599,351
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	238,000	237,694
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	426,000	483,663

		20,297,346
Capital goods (2.0%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	900,000	871,611
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,745,000	1,754,221
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	225,000	239,413
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	263,000	265,963
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	208,000	207,533
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	3,143,000	2,955,703
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	715,000	692,897
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	1,095,000	736,961
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	91,000	85,726
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	475,000	434,260
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	145,000	130,139
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	584,000	559,145
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,424,000	1,387,564
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	797,000	525,127
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	767,000	823,856
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	262,000	276,898
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	55,000	57,242
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	36,000	36,939
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,472,000	1,523,626
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)	310,000	309,309
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	115,000	108,526
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	453,000	470,148
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	397,000	418,589
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,183,000	1,104,074
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	1,758,000	1,792,879
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	1,176,000	1,163,732
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	772,000	777,542
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	95,000	100,151
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	110,000	105,924
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	100,000	102,521
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,036,000	1,014,993
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	179,000	176,007

		21,209,219
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,651,000	1,435,085
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	1,095,000	990,030
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	1,724,000	1,659,056
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	474,000	465,397
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	356,000	294,307
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,525,000	1,497,137
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	774,000	625,072
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	305,000	278,948
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 5.05%, 3/30/29	299,000	294,093
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	245,000	184,596
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	155,000	154,924
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	777,000	752,953
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	953,000	925,141
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	1,151,000	1,144,619
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	73,000	72,337
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	2,563,000	2,365,451
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	268,000	261,973
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,882,000	1,872,826
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	118,000	91,299
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	348,000	288,812
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	580,000	520,444
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)	120,000	109,280
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,702,000	1,806,869
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	34,000	32,146
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,976,000	1,935,654
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	243,000	237,722
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,054,000	1,032,710
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	1,307,000	1,225,547
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,556,000	1,761,785
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	561,000	553,556
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	377,000	348,122
Vmed O2 UK Financing I PLC 144A sr. notes 4.75%, 7/15/31 (United Kingdom)	210,000	184,822

		25,402,713
Consumer cyclicals (3.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,437,000	1,396,446
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	916,000	827,602
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	226,000	225,404
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	125,000	111,320
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	115,000	107,363
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	867,000	714,471
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	1,039,000	815,830
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	830,000	846,401
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	100,000	103,138
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	1,449,000	1,383,860
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	2,787,000	2,699,607
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	1,055,000	768,054
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	1,256,000	1,254,921
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	286,000	275,087
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	747,000	711,149
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	747,000	737,902
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	310,000	309,219
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	997,000	997,753
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	460,000	462,093
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	181,000	189,743
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	481,000	484,134
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	485,000	472,980
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	1,195,000	1,251,141
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	918,000	924,047
IHO Verwaltungs, GmbH 144A sr. notes 6.375%, 5/15/29 (Germany)(PIK)	250,000	245,168
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	391,000	334,570
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	230,000	237,412
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	110,000	103,691
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	52,000	51,227
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	503,000	491,667
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	133,000	131,000
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	2,596,000	2,649,886
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	113,000	105,609
Paramount Global sr. unsec. notes 4.95%, 1/15/31	215,000	203,727
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	630,000	468,995
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	1,100,000	1,045,519
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	974,000	927,257
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	275,000	263,844
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	840,000	757,362
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	769,000	758,979
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30	125,000	111,809
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	120,000	111,523
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	300,000	281,135
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	841,000	829,196
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	694,000	689,586
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	255,000	246,691
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	864,000	815,439
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	773,000	759,654
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,648,000	1,455,641

		32,146,252
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.50%, 2/15/29 (Canada)	115,000	106,338
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	109,000	106,941
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	370,000	374,538
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	424,511
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,995,000	1,962,922
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 4.75%, 4/1/28	110,000	104,306
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	1,040,000	1,054,903
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46	372,000	304,048
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	263,000	297,225
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,331,000	1,295,443
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	105,000	104,690
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	1,183,000	1,260,153
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	300,000	302,041
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,324,000	1,220,420
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,720,000	1,696,310
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	313,000	289,868
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	363,000	356,484
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,232,000	2,252,370
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	780,000	767,555

		14,281,066
Energy (3.2%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	624,000	607,157
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	1,325,000	1,304,142
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	947,000	858,490
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	90,000	88,131
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	856,000	935,581
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	935,000	924,225
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	2,912,000	2,825,105
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	72,000	66,695
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	562,000	487,925
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	225,000	237,580
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	574,000	601,941
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	915,000	944,457
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	1,599,000	1,667,103
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	1,515,000	1,513,544
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	405,000	384,330
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	1,055,000	1,073,159
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30	85,000	89,481
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29	110,000	108,761
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	115,000	107,650
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	400,000	390,993
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	400,000	369,909
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	105,000	104,245
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	93,000	91,861
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	2,685,000	2,863,939
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	32,000	35,103
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	329,000	337,708
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	815,000	793,260
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	328,000	326,378
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	310,000	325,928
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	665,000	643,610
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	964,000	990,630
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	906,000	938,402
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	389,000	404,031
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	133,000	136,458
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,036,000	2,070,205
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	118,000	118,239
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	57,000	63,880
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	403,000	395,214
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	100,000	100,548
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	200,000	173,995
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	110,000	104,535
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,076,000	1,072,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	2,053,000	1,990,796
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	2,600,000	2,649,366
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	230,000	242,210
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	975,000	978,993

		33,538,237
Financials (13.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	345,000	294,631
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,581,000	1,387,427
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,240,000	1,242,160
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	150,000	149,734
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	565,000	553,664
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,045,000	1,033,033
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,494,000	1,533,355
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	780,000	723,182
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	695,000	691,136
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	544,000	610,543
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	382,000	380,204
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	524,000	527,827
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	820,000	668,732
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	218,000	225,635
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	5,612,000	5,554,094
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	695,000	690,379
Athene Global Funding 144A notes 5.526%, 7/11/31	1,439,000	1,443,336
Athene Global Funding 144A notes 5.322%, 11/13/31	871,000	860,730
Athene Global Funding 144A notes 2.55%, 11/19/30	391,000	337,023
Athene Global Funding 144A notes 1.73%, 10/2/26	1,031,000	979,901
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	469,000	474,729
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	1,145,000	975,622
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	482,000	479,197
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,552,000	1,557,188
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	691,868
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	4,600,000	4,602,474
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,325,000	1,173,478
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	375,000	388,591
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,220,000	1,974,017
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	3,510,000	3,458,452
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,798,000	1,753,099
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	1,620,000	1,624,729
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	1,010,000	997,998
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	874,000	837,787
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	636,000	630,685
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	577,000	490,926
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,388,000	1,386,790
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	810,000	823,048
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	1,068,000	1,182,262
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	642,000	525,614
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	875,000	870,875
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	1,367,000	1,406,201
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,275,000	1,251,660
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	386,000	335,316
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	5,743,000	5,679,947
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	537,000	525,600
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,875,000	1,940,953
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	360,000	360,100
CNO Global Funding 144A notes 4.95%, 9/9/29	332,000	329,820
CNO Global Funding 144A notes 2.65%, 1/6/29	307,000	280,304
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	855,000	863,028
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	401,000	399,594
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	500,000	428,519
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	1,209,000	1,153,715
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	917,000	924,075
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	457,607
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	2,576,000	2,574,275
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	329,055
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	904,000	884,139
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	407,000	399,843
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	498,000	439,132
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	1,255,000	1,298,915
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	1,104,000	1,128,023
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	784,000	780,410
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	645,000	395,663
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	470,000	465,046
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	591,000	615,062
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	2,279,000	2,342,229
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	970,000	979,069
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	805,000	780,757
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	1,056,000	1,075,911
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	389,000	382,782
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	377,000	347,422
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	650,000	688,160
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,625,000	1,628,676
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	350,000	337,294
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,625,000	1,655,904
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	883,000	623,289
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	400,000	318,403
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	655,000	643,890
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,520,000	1,349,493
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	1,230,000	1,230,567
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	733,000	755,395
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	740,000	699,391
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,619,000	1,625,821
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	636,000	640,019
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.294%, 7/22/35	1,354,000	1,343,313
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	5,131,000	5,078,657
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	647,000	659,518
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,057,000	1,850,994
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,161,000	1,107,894
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	1,772,000	1,248,953
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	855,000	902,030
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	758,000	746,255
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	447,000	463,648
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	747,000	740,886
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	340,000	341,662
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,276,000	1,283,673
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	1,201,000	1,209,966
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	5,792,000	5,755,405
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	37,000	37,449
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,951,000	2,788,194
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34(R)	987,000	967,067
Protective Life Global Funding 144A 5.467%, 12/8/28	885,000	902,322
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	922,000	921,569
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	532,000	580,754
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	403,000	402,057
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	885,000	926,917
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	410,000	400,449
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	893,000	902,199
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30	1,143,000	1,156,170
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	1,270,000	1,351,426
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	4,913,000	4,868,392
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	595,837
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	734,000	597,998
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	460,000	462,261
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,339,000	1,330,094
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	972,000	919,997
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	844,000	820,620
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	1,605,000	1,574,452
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	476,000	467,972
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	2,647,000	2,697,312
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.584%, 5/22/28	2,660,000	2,584,695
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	470,000	416,854

		141,942,540
Health care (2.3%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	648,000	625,597
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	261,000	259,049
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	907,000	910,168
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	1,018,000	1,019,995
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	686,000	663,419
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	1,361,000	1,378,857
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	744,000	744,377
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	1,685,000	1,697,097
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	1,380,000	1,142,810
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	460,000	465,779
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,802,000	1,583,812
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	100,000	103,039
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	84,000	75,904
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	413,000	410,943
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	597,000	598,712
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	302,000	299,636
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	962,000	929,097
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	731,000	724,826
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	334,000	297,601
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	409,000	330,233
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,700,000	1,739,042
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	406,000	415,285
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	874,000	889,627
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	819,000	816,864
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	115,000	107,399
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	854,000	800,196
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	613,000	596,081
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	1,780,000	1,895,928
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	1,168,000	1,141,444
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	982,000	981,747
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31	235,000	240,722
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	220,000	246,606
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	195,827
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	233,000	243,988
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	244,000	211,302

		24,783,009
Technology (2.6%)
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	238,000	237,398
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	96,000	94,319
AppLovin Corp. sr. unsec. sub. notes 5.50%, 12/1/34	501,000	499,088
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	724,000	723,502
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	172,000	172,962
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	520,000	525,109
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	2,814,000	2,773,123
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	434,000	435,858
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	621,000	601,796
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	872,000	869,190
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	1,255,000	1,238,194
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,063,000	975,491
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	185,000	173,352
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	913,000	881,590
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	457,000	446,012
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	914,000	903,577
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	786,000	775,400
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	115,000	109,772
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	520,000	536,880
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	637,000	652,549
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	1,758,000	1,766,734
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	2,964,000	2,877,772
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	369,000	358,695
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	93,000	93,198
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	369,000	360,357
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	2,688,000	2,464,405
MSCI, Inc. 144A company guaranty sr. unsec. sub. notes 3.875%, 2/15/31	460,000	421,393
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	330,000	243,263
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,308,000	1,012,155
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	842,000	741,997
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	207,000	206,299
Oracle Corp. sr. unsec. notes 2.30%, 3/25/28	2,276,000	2,112,232
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	337,000	325,728
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	48,000	36,520
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	498,000	439,839
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	412,000	343,579
VMWare, LLC sr. unsec. notes 1.40%, 8/15/26	466,000	443,173

		27,872,501
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	1,790,000	1,757,306
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,546,000	1,529,023
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	198,000	197,854
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	759,000	758,003
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	1,402,000	1,407,423
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	1,209,000	1,222,892

		6,872,501
Utilities and power (4.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	236,000	228,339
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	841,000	704,415
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	798,000	845,279
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	757,000	757,290
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	572,000	578,508
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	515,000	500,941
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	430,000	365,976
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	469,000	468,340
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)	400,000	321,942
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	785,000	824,124
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	320,000	332,881
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	485,000	465,752
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,245,000	1,269,904
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	1,267,000	1,228,325
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	1,774,000	1,768,845
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	85,000	84,898
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	758,000	727,553
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	210,000	239,040
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	1,110,000	1,105,835
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,114,000	1,027,541
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	456,000	433,212
Enel Finance International NV 144A company guaranty sr. unsec. notes 2.50%, 7/12/31 (Netherlands)	785,000	662,635
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	1,255,000	1,398,663
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	368,000	365,925
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,817,000	1,793,239
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	1,424,000	1,431,983
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	388,000	392,503
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,078,000	1,093,947
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,367,000	1,331,710
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	709,000	709,739
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,242,000	1,251,474
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	425,000	415,964
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	297,000	295,787
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	829,000	811,521
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	401,000	390,263
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	1,500,000	1,423,865
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	1,976,000	2,245,407
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	128,000	127,798
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	805,000	802,406
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	2,585,000	2,582,343
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	855,000	863,015
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	868,000	847,038
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	1,648,000	1,462,102
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	543,000	577,519
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	245,000	253,648
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,117,000	1,120,661
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	545,000	449,099
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,834,000	1,860,805
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	350,000	353,324
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	115,000	108,222
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	684,000	650,571
Sempra sr. unsec. unsub. notes 3.25%, 6/15/27	1,336,000	1,288,450
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	850,000	846,524
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	642,000	654,027
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	763,000	779,026
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	340,000	327,222
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	691,000	672,990
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	769,000	777,232
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	915,000	877,346
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	904,000	880,858
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	115,000	109,252
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	1,045,000	1,122,467
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	880,000	871,269

		51,558,779

Total corporate bonds and notes (cost $405,744,116)		$399,904,163

MORTGAGE-BACKED SECURITIES (21.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.601%, 4/15/37	$193,872	$211,934
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.297%, 3/15/35	127,773	128,727
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.501%, 10/25/53	2,085,167	2,103,514
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	554,352	45,000
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	137,971	3,514
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	3,440,555	695,476
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,409,848	473,714
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.579%, 8/15/56	13,322,058	1,630,591
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,278	1,885
REMICs Ser. 3391, PO, zero %, 4/15/37	30,341	25,785
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	7,154	6,125
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	7,209,867	977,506
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	3,295,508	681,636
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	6,848,633	1,246,872
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	11,430,187	2,219,822
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	3,447,891	545,968
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	1,330,689	53,872
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	4,314,192	547,219
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	24,224,425	3,995,879
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.735%, 6/25/48	14,797,445	1,549,105
REMICs Ser. 03-34, PO, zero %, 4/25/43	54,849	49,928
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	28,114	23,100
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,261	2,660
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	2,529,490	315,383
FRB Ser. 23-152, Class FB, IO, 5.523%, 4/20/51(WAC)	2,856,179	2,922,233
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 5.168%, 9/20/53	1,206,525	1,179,512
Ser. 14-180, IO, 5.00%, 12/20/44	6,017,379	1,221,806
Ser. 14-76, IO, 5.00%, 5/20/44	1,573,055	336,595
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,557,363	541,520
Ser. 19-83, IO, 4.50%, 6/20/49	7,699,431	1,632,058
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	8,788,097	1,764,408
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	33,649	302
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 4.442%, 5/20/53	3,092,985	3,085,955
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	14,616,766	2,983,523
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,608,929	1,052,765
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	11,454,286	2,021,687
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	15,994,997	3,025,409
Ser. 12-136, IO, 3.50%, 11/20/42	5,096,877	689,924
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	6,429,667	998,242
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	550,491	14,277
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,337,570	73,111
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,486,014	56,005
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	490,186	11,806
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	475,755	11,280
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	991,677	24,470
Ser. 16-H23, Class NI, IO, 2.713%, 10/20/66(WAC)	14,487,150	594,683
FRB Ser. 15-H16, Class XI, IO, 2.661%, 7/20/65(WAC)	6,737,816	361,457
Ser. 17-H18, Class CI, IO, 2.517%, 9/20/67(WAC)	6,875,109	448,072
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	25,699,058	3,894,340
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	14,573,519	2,084,385
Ser. 18-H17, Class GI, IO, 2.472%, 10/20/68(WAC)	12,787,536	482,371
Ser. 16-H24, Class JI, IO, 2.46%, 11/20/66(WAC)	5,730,894	313,428
Ser. 19-H02, Class DI, IO, 2.326%, 11/20/68(WAC)	10,234,456	480,078
Ser. 20-H02, Class GI, IO, 2.165%, 1/20/70(WAC)	16,181,246	785,519
Ser. 19-H14, Class IB, IO, 2.154%, 8/20/69(WAC)	12,534,482	548,120
Ser. 15-H26, Class DI, IO, 2.044%, 10/20/65(WAC)	6,169,833	289,322
Ser. 16-H11, Class HI, IO, 1.997%, 1/20/66(WAC)	6,844,118	152,412
Ser. 17-H23, Class BI, IO, 1.948%, 11/20/67(WAC)	8,715,594	318,877
Ser. 15-H25, Class CI, IO, 1.948%, 10/20/65(WAC)	7,555,295	274,703
Ser. 15-H12, Class GI, IO, 1.899%, 5/20/65(WAC)	12,825,518	404,966
Ser. 15-H12, Class AI, IO, 1.893%, 5/20/65(WAC)	8,169,005	176,279
IFB Ser. 20-142, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 9/20/50	24,617,684	3,201,675
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 8/20/50	4,456,206	554,151
Ser. 15-H20, Class AI, IO, 1.88%, 8/20/65(WAC)	9,792,998	236,031
Ser. 15-H10, Class CI, IO, 1.868%, 4/20/65(WAC)	11,351,892	272,491
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.78%, 9/16/44	8,234,135	921,540
Ser. 15-H12, Class EI, IO, 1.764%, 4/20/65(WAC)	11,152,670	241,333
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.737%, 10/20/49	12,234,087	1,254,196
IFB Ser. 19-65, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 5/20/49	5,977,164	534,467
Ser. 17-H12, Class QI, IO, 1.672%, 5/20/67(WAC)	8,317,597	286,575
Ser. 15-H25, Class AI, IO, 1.668%, 9/20/65(WAC)	8,699,344	145,349
Ser. 18-H02, Class EI, IO, 1.659%, 1/20/68(WAC)	8,105,637	374,715
Ser. 15-H01, Class CI, IO, 1.653%, 12/20/64(WAC)	2,486,476	57,830
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.637%, 11/20/49	17,228,422	1,809,305
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.637%, 10/20/49	3,588,128	374,605
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.63%, 9/16/49	17,761,164	2,057,013
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.587%, 10/20/49	2,519,337	238,519
Ser. 14-H11, Class GI, IO, 1.578%, 6/20/64(WAC)	20,445,133	475,390
Ser. 10-H19, Class GI, IO, 1.508%, 8/20/60(WAC)	4,567,419	145,249
Ser. 17-H08, Class NI, IO, 1.413%, 3/20/67(WAC)	5,644,546	185,728
Ser. 15-H04, Class AI, IO, 1.279%, 12/20/64(WAC)	11,037,464	339,799
Ser. 17-H10, Class MI, IO, 1.162%, 4/20/67(WAC)	7,442,484	209,871
IFB Ser. 11-70, Class YI, IO, ((-1 x CME Term SOFR 1 Month) + 4.89%), 0.15%, 12/20/40	3,030,442	21,956

		66,728,903
Commercial mortgage-backed securities (8.0%)
ACRES Commercial Realty, Ltd. 144A
FRB Ser. 21-FL1, Class AS, 6.016%, 6/15/36	899,000	901,339
FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 5.616%, 6/15/36	645,262	646,127
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 5.623%, 1/20/37 (Cayman Islands)	522,233	523,312
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.823%, 7/15/49(WAC)	167,000	161,330
FRB Ser. 15-UBS7, Class B, 4.334%, 9/15/48(WAC)	4,306,000	4,070,814
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.202%, 3/15/63(WAC)	38,883,536	1,807,587
FRB Ser. 18-BN13, Class XA, IO, 0.452%, 8/15/61(WAC)	166,531,899	2,321,455
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	4,179,000	2,313,194
Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	416,676
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	1,115,980	1,114,633
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	22,892,741	1,456,017
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.763%, 12/16/36 (Cayman Islands)	865,474	866,648
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.483%, 11/16/38 (Cayman Islands)	131,706	131,988
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	114,353	109,966
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	175,000	162,595
Citigroup Commercial Mortgage Trust FRB Ser. 16-P6, Class B, 4.155%, 12/10/49(WAC)	1,631,000	1,462,518
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	1,163,268	1,115,819
FRB Ser. 14-CR17, Class C, 4.807%, 5/10/47(WAC)	634,000	583,042
FRB Ser. 14-UBS6, Class C, 4.45%, 12/10/47(WAC)	286,727	282,580
FRB Ser. 14-UBS4, Class XA, IO, 0.842%, 8/10/47(WAC)	3,956,036	14,081
FRB Ser. 15-CR23, Class XA, IO, 0.775%, 5/10/48(WAC)	9,141,061	3,326
FRB Ser. 19-GC44, Class XA, IO, 0.609%, 8/15/57(WAC)	84,970,343	1,746,837
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.096%, 5/15/45(WAC)	953,063	853,802
FRB Ser. 14-CR17, Class D, 4.871%, 5/10/47(WAC)	233,000	190,944
FRB Ser. 14-CR19, Class D, 4.511%, 8/10/47(WAC)	592,163	563,332
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	237,640
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.009%, 1/15/49(WAC)	5,854,811	868
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.018%, 4/15/50(WAC)	1,507,000	1,369,885
FRB Ser. 19-C17, Class XA, IO, 1.32%, 9/15/52(WAC)	55,391,032	2,589,204
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.671%, 12/15/49(WAC)	95,957,386	774,223
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.385%, 8/10/44(WAC)	2,998,727	2,881,964
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.351%, 11/25/51	478,000	496,156
FREMF Mortgage Trust 144A
FRB Ser. 18-KF43, Class B, (US 30 Day Average SOFR + 2.15%), 6.792%, 1/25/28	2,579,818	2,487,903
FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	1,402,000	1,388,681
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	8,185,587	8,205,253
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO, 0.637%, 6/10/47(WAC)	13,132,333	77,322
FRB Ser. 14-GC26, Class XA, IO, 0.494%, 11/10/47(WAC)	486,230	5
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 3.979%, 7/15/45(WAC)	143,914	137,525
FRB Ser. 14-C25, Class XA, IO, 0.538%, 11/15/47(WAC)	4,969,042	50
FRB Ser. 14-C22, Class XA, IO, 0.40%, 9/15/47(WAC)	1,588,968	16
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.09%, 8/15/46(WAC)	917,000	707,497
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.756%, 6/15/51(WAC)	387,000	335,662
FRB Ser. 19-COR6, Class XA, IO, 0.913%, 11/13/52(WAC)	66,077,238	2,143,255
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.201%, 4/15/46(WAC)	1,517,690	6,896
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	614,000	588,513
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	737,000	695,354
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	2,038,000	139,094
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 5.27%, 7/15/36	53,566	53,593
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.516%, 7/16/36 (Cayman Islands)	258,856	259,190
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.484%, 12/15/47(WAC)	3,614,000	3,438,441
FRB Ser. 14-C16, Class B, 4.305%, 6/15/47(WAC)	46,046	45,537
FRB Ser. 15-C26, Class XA, IO, 0.952%, 10/15/48(WAC)	24,680,375	25,559
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.68%, 8/15/45(WAC)	540,000	527,364
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46(WAC)	2,331,000	158,986
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.78%, 10/15/51(WAC)	341,000	318,829
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	319,000	301,774
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	403,000	397,957
FRB Ser. 16-BNK2, Class XA, IO, 0.948%, 11/15/49(WAC)	21,837,376	269,074
FRB Ser. 18-H4, Class XA, IO, 0.813%, 12/15/51(WAC)	52,665,839	1,372,667
FRB Ser. 18-H3, Class XA, IO, 0.799%, 7/15/51(WAC)	49,602,709	1,036,310
FRB Ser. 16-UB12, Class XA, IO, 0.631%, 12/15/49(WAC)	60,852,916	512,899
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	1,406,000	542,814
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.215%, 3/25/50	3,143,911	3,201,799
FRB Ser. 19-01, Class M10, 7.715%, 10/25/49	2,725,085	2,757,696
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.451%, 1/25/37	313,000	313,959
FRB Ser. 21-FL7, Class AS, 5.925%, 11/25/36	3,900,000	3,911,903
FRB Ser. 21-FL7, Class A, 5.625%, 11/25/36	352,055	352,843
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	125
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50(WAC)	56,377,134	1,341,511
FRB Ser. 18-C12, Class XA, IO, 0.86%, 8/15/51(WAC)	104,127,584	2,625,858
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	73,263	189
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.968%, 8/15/51(WAC)	412,000	375,053
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,287,000	1,225,915
Ser. 15-C31, Class AS, 4.049%, 11/15/48	712,000	703,643
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	1,121,000	1,005,104
FRB Ser. 19-C50, Class XA, IO, 1.411%, 5/15/52(WAC)	42,874,347	1,892,718
FRB Ser. 20-C55, Class XA, IO, 1.282%, 2/15/53(WAC)	63,636,335	3,071,287
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50(WAC)	76,746,452	1,947,295
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,285,000	1,223,940
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	1,045,981	1,033,287
FRB Ser. 13-C14, Class XA, IO, 0.36%, 6/15/46(WAC)	1,564,197	16
FRB Ser. 14-C22, Class XA, IO, 0.253%, 9/15/57(WAC)	3,462,597	1,195
FRB Ser. 14-C23, Class XA, IO, 0.124%, 10/15/57(WAC)	5,869,668	59

		85,329,317
Residential mortgage-backed securities (non-agency) (7.4%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A2, stepped-coupon 7.826% (8.826%, 10/1/27), 9/25/68(STP)	708,338	723,119
Angel Oak Mortgage Trust 144A
Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	911,093	904,893
Ser. 23-3, Class A1, 4.80%, 9/26/67	1,215,197	1,196,579
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,661,778
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	132,482
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 6.751%, 11/25/69	3,000,000	3,003,211
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,081,390
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	1,919,073
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 4.725%, 8/25/35	415,771	398,568
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	449,244	449,700
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	2,101,658
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	1,054,547	1,070,706
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	75,847	75,069
Cross Mortgage Trust 144A
Ser. 24-H3, Class A1, stepped-coupon 6.272% (7.272%, 4/1/28), 6/25/69(STP)	628,179	634,235
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	1,421,426	1,434,427
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	2,528,703	2,537,885
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	126,812
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.165%, 4/25/28	53,824	54,919
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,044,366	3,922,081
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.601%, 3/25/42	6,323,000	6,826,069
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 8.351%, 7/25/42	1,000,000	1,064,194
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.051%, 9/25/42	27,000	28,674
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.301%, 6/25/42	31,957	32,897
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.251%, 4/25/42	10,000	10,374
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.001%, 7/25/42	159,578	163,533
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 6.701%, 12/25/41	3,732,140	3,787,421
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.651%, 8/25/42	849,474	867,951
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.551%, 5/25/42	25,161	25,571
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.501%, 9/25/42	194,168	196,009
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	5,659	5,712
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.451%, 10/25/33	29,371	30,228
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.449%, 3/25/43	66,598	67,588
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 6/25/43	53,304	53,745
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 4/25/42	4,971	5,029
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	97,185	98,524
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	31,027	31,212
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.201%, 1/25/42	33,000	33,467
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.151%, 11/25/41	394,000	398,653
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 1/25/34	19,876	20,023
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.851%, 10/25/41	127,000	127,730
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.701%, 2/25/44	113,049	114,135
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.651%, 2/25/42	6,632	6,647
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.601%, 5/25/44	119,448	120,450
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.351%, 1/25/42	1,706,212	1,706,798
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.301%, 12/25/41	32,861	32,876
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.151%, 10/25/41	895	895
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	539,000	514,450
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,024,000	1,880,403
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.215%, 8/25/28	13,187	13,716
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.115%, 2/25/30	14,345	14,391
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.815%, 1/25/31	870,290	887,384
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.665%, 8/25/30	7,422	7,573
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.851%, 3/25/42	38,000	39,837
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.451%, 3/25/42	53,000	55,115
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.351%, 1/25/42	1,549,000	1,594,669
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.299%, 6/25/42	681,023	703,435
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.101%, 5/25/42	619,990	636,078
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.901%, 7/25/42	416,857	427,748
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.749%, 12/25/42	17,140	17,600
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.651%, 1/25/43	33,802	34,669
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.615%, 11/25/39	176,283	177,129
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	156,556	158,659
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.351%, 3/25/42	134,257	136,192
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.299%, 9/25/43	34,970	35,199
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.251%, 4/25/42	781,403	787,451
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.251%, 12/25/41	215,000	218,352
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.051%, 7/25/43	631,879	635,276
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 12/25/41	123,000	124,068
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.551%, 1/25/42	87,406	87,578
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.501%, 9/25/44	115,892	116,342
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.499%, 3/25/44	34,784	34,820
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 5/25/44	69,995	70,104
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 2/25/44	7,616	7,624
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.401%, 9/25/44	29,073	29,160
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	1,337,333	1,295,176
GS Mortgage-Backed Securities Trust 144A
Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61(STP)	493,500	475,531
FRB Ser. 20-RPL1, Class M2, 3.798%, 7/25/59(WAC)	1,125,000	963,108
JPMorgan Mortgage Trust 144A FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	505,787	508,618
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.493%, 8/26/47(WAC)	1,646,362	1,639,866
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.701%, 7/25/54	245,193	245,925
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	448,262	441,776
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	2,847,886	2,833,536
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	1,352,024	1,372,245
PRET, LLC 144A Ser. 24-NPL1, Class A1, stepped-coupon 7.143% (10.142%, 1/25/27), 1/25/54(STP)	716,553	724,696
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	4,991,735	5,028,267
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	1,903,000	1,800,584
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	327,000	293,108
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	198,546	197,689
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	209,000	174,322
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	1,910,550	1,912,804
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,398,230	1,393,193
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (CME Term SOFR 1 Month + 0.97%), 5.285%, 10/25/45	651,127	633,977
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.285%, 10/25/45	2,197,482	2,120,119
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 5.245%, 12/25/45	1,160,251	1,047,674
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 5.165%, 1/25/45	223,701	224,811

		79,057,037

Total mortgage-backed securities (cost $245,724,870)		$231,115,257

ASSET-BACKED SECURITIES (7.3%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$5,554,000	$5,532,159
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	5,680,000	5,738,152
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	5,944,000	5,926,583
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	2,935,672	2,914,651
CarMax Auto Owner Trust Ser. 24-2, Class A3, 5.50%, 1/16/29	1,592,000	1,618,515
Carvana Auto Receivables Trust 144A Ser. 23-P3, Class A3, 5.82%, 8/10/28	1,000,000	1,011,392
Chase Auto Owner Trust 144A Ser. 24-1A, Class A3, 5.13%, 5/25/29	4,211,000	4,250,202
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A3, 5.83%, 2/15/28	500,000	506,402
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 4.947%, 11/16/26	1,038,441	1,039,329
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	5,958,000	5,932,071
Ford Credit Auto Owner Trust
Ser. 24-B, Class A3, 5.10%, 4/15/29	3,669,000	3,709,290
Ser. 24-A, Class A3, 5.09%, 12/15/28	5,827,000	5,881,478
GM Financial Consumer Automobile Receivables Trust
Ser. 24-2, Class A3, 5.10%, 3/16/29	2,147,000	2,165,904
Ser. 23-1, Class A3, 4.66%, 2/16/28	897,181	898,001
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	5,492,000	5,483,524
GreenState Auto Receivables Trust 144A Ser. 24-1A, Class A3, 5.19%, 1/16/29	2,000,000	2,014,636
Harley-Davidson Motorcycle Trust Ser. 24-A, Class A3, 5.37%, 3/15/29	1,500,000	1,519,021
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	3,273,000	3,303,332
Hyundai Auto Receivables Trust
Ser. 24-A, Class A3, 4.99%, 2/15/29	2,750,000	2,772,074
Ser. 23-A, Class A3, 4.58%, 4/15/27	2,162,779	2,163,226
LAD Auto Receivables Trust 144A Ser. 23-3A, Class A3, 6.12%, 9/15/27	1,292,732	1,298,861
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	3,840,000	3,843,092
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	4,000,000	4,022,274
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	3,620,000	3,622,798
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	920,000	926,830

Total asset-backed securities (cost $77,259,250)		$78,093,797

COLLATERALIZED LOAN OBLIGATIONS (6.4%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.255%, 10/20/34 (Cayman Islands)	$1,600,000	$1,606,234
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/20/37 (Cayman Islands)	750,000	752,968
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.64%, 7/20/37 (Jersey)	1,850,000	1,857,324
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	800,000	802,769
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.82%, 7/25/37 (Cayman Islands)	1,500,000	1,516,132
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 5.858%, 4/16/37 (Jersey)	551,000	556,013
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 7/20/34	1,850,000	1,857,037
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	1,750,000	1,763,384
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	1,500,000	1,513,310
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 5.802%, 11/22/34 (Cayman Islands)	400,000	400,744
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 5.735%, 7/20/34 (Cayman Islands)	750,000	751,175
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	1,650,000	1,653,795
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.657%, 10/24/37 (Cayman Islands)	1,500,000	1,502,147
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	1,650,000	1,655,734
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	250,000	250,392
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	1,600,000	1,611,901
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/15/34 (Cayman Islands)	700,000	700,945
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.555%, 7/20/30	1,500,000	1,506,342
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	1,250,000	1,260,016
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	1,500,000	1,513,210
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	1,400,000	1,411,374
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	1,700,000	1,711,208
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	1,500,000	1,513,077
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	1,650,000	1,652,660
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	2,500,000	2,504,298
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 5.802%, 7/25/34 (Cayman Islands)	1,000,000	1,001,663
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	700,000	700,565
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.558%, 7/16/36 (Cayman Islands)	250,000	251,532
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 5.762%, 4/15/36 (Jersey)	500,000	501,375
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	2,000,000	2,014,234
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 5.943%, 10/20/36 (Cayman Islands)	500,000	503,525
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	250,000	250,639
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	1,000,000	1,007,378
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	1,089,000	1,099,019
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	2,925,000	2,935,847
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 5.945%, 1/20/34 (Cayman Islands)	500,000	500,992
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	2,000,000	2,007,608
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	1,150,000	1,153,945
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.355%, 7/20/34 (Cayman Islands)	1,650,000	1,656,812
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.85%, 4/25/37 (Cayman Islands)	1,900,000	1,914,334
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	2,460,000	2,464,535
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	1,000,000	1,001,599
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 5.742%, 7/25/34 (Cayman Islands)	1,500,000	1,502,399
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.214%, 7/15/34 (Cayman Islands)	1,950,000	1,957,231
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/21/34 (Cayman Islands)	1,350,000	1,354,185
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	750,000	751,650
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 5.824%, 1/15/32 (Cayman Islands)	194,408	194,861
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	1,003,503	1,006,499
Voya CLO, Ltd. 144A FRB Ser. 24-4A, Class A1, (CME Term SOFR 3 Month + 1.35%), 5.643%, 7/20/37 (Cayman Islands)	1,850,000	1,863,179
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	1,200,000	1,203,112
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	1,500,000	1,509,332
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	750,000	752,695
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 5.975%, 10/20/34	1,600,000	1,603,323

Total collateralized loan obligations (cost $68,106,958)		$68,488,257

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	691,980	$17,281,924

Total investment companies (cost $17,212,580)		$17,281,924

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	131,000	$125,298
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$700,000	528,552
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	259,077
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		300,000	282,962
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		200,000	201,505
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		230,000	228,409
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	193,135
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		560,000	555,847
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		200,000	160,000
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		750,000	673,247
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		640,000	578,560
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		700,000	698,810
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		480,000	474,868
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		320,000	332,360
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		350,000	347,067
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		675,000	672,626
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		760,000	779,711
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		690,000	602,364
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		460,000	462,733
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		400,000	393,167
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	346,616
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		370,000	375,027
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		200,000	176,215
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		300,000	208,080
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/30/29 (South Africa)		330,000	309,300
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		200,000	195,689
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		1,050,000	863,607
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		650,000	755,179

Total foreign government and agency bonds and notes (cost $12,069,640)			$11,780,011

SENIOR LOANS (1.0%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 1.75%), 6.079%, 12/20/29	$17,021	$17,110
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 1/24/31	1,077,286	1,082,113
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	34,690	34,511
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31	1,077,300	1,077,532
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.423%, 10/27/28	103,401	95,333
Hunter Douglas, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 1/14/32	972,656	979,144
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	103,952	104,894
Penn Entertainment, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.812%, 5/3/29	123,106	124,037
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.162%, 1/29/28	1,074,433	1,078,462
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.312%, 8/31/28	103,419	104,163
TAMKO Building Products, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.066%, 9/20/30	350,000	353,208
TransDigm, Inc. bank term loan FRN Ser. L, (CME Term SOFR 1 Month + 2.50%), 6.829%, 1/5/32	1,077,300	1,083,354
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	1,085,000	1,092,123
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	1,052,356	1,059,801
USI, Inc./NY bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.579%, 11/23/29	1,067,325	1,068,323
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.539%, 7/16/29	1,077,300	1,090,766

Total senior loans (cost $10,389,285)		$10,444,874

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$877,284
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	746,479
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	798,666

Total municipal bonds and notes (cost $2,293,256)		$2,422,429

SHORT-TERM INVESTMENTS (9.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	61,930,341	$61,930,341
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(P)	Shares	22,041,589	22,041,589
U.S. Treasury Bills 4.312%, 4/8/25(SEG)(SEGSF)		$20,800,000	20,644,971
U.S. Treasury Bills 4.309%, 4/22/25		1,300,000	1,288,240

Total short-term investments (cost $105,899,177)			$105,905,141
TOTAL INVESTMENTS

Total investments (cost $1,419,333,200)			$1,398,085,735

	FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $300,596) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/19/25	$294,595	$300,596	$6,001

	Unrealized appreciation						6,001

	Unrealized (depreciation)						—

	Total						$6,001
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	230	$26,198,438	$26,198,438	Mar-25	$(430,582)
U.S. Treasury Bond Ultra 30 yr (Long)	333	39,450,094	39,450,094	Mar-25	(807,500)
U.S. Treasury Note 2 yr (Long)	227	46,676,875	46,676,875	Mar-25	(15,719)
U.S. Treasury Note 5 yr (Long)	1,483	157,777,297	157,777,297	Mar-25	(818,523)
U.S. Treasury Note 10 yr (Long)	437	47,564,719	47,564,719	Mar-25	(560,209)
U.S. Treasury Note Ultra 10 yr (Long)	551	61,367,625	61,367,625	Mar-25	(1,162,432)

Unrealized appreciation					—

Unrealized (depreciation)					(3,794,965)

Total					$(3,794,965)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$8,620,800	$(877,005)	$(91,760)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	8,620,800	(837,608)	(170,192)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	83,629,500	(5,544,636)	(524,524)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	53,869,800	(3,559,181)	(154,822)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	18,865,000	(8,803,194)	1,402,066
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	18,865,000	(2,238,171)	(468,607)
Citibank, N.A.
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50	57,540,100	332,294	(168,765)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	28,770,000	(325,101)	175,439
Mizuho Capital Markets LLC
(4.384)/US SOFR/Jan-38 (Purchased)	Jan-28/4.384	17,226,000	(793,257)	22,669
3.884/US SOFR/Jan-38 (Purchased)	Jan-28/3.884	17,226,000	(761,389)	(22,256)
Morgan Stanley & Co. International PLC
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48	37,620,500	(2,334,766)	(936,185)

Unrealized appreciation				1,600,174

Unrealized (depreciation)				(2,537,111)

Total				$(936,937)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/25 (proceeds receivable $93,548,906) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/55	$1,000,000	2/13/25	$1,006,951
Uniform Mortgage-Backed Securities, 5.50%, 2/1/55	19,000,000	2/13/25	18,766,477
Uniform Mortgage-Backed Securities, 5.00%, 2/1/55	19,000,000	2/13/25	18,349,161
Uniform Mortgage-Backed Securities, 4.50%, 2/1/55	31,000,000	2/13/25	29,176,328
Uniform Mortgage-Backed Securities, 4.00%, 2/1/55	29,000,000	2/13/25	26,521,406

Total			$93,820,323

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$700,000,000	$12,976,600	$16,280,000	9/21/27	3.30% — Annually	US SOFR — Annually	$32,721,068

Upfront premium received		16,280,000		Unrealized appreciation		32,721,068

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$16,280,000			Total	$32,721,068

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$168,643,000	$562,293	(E)	$(452,293)	3/19/27	3.85% — Annually	US SOFR — Annually	$(1,014,587)
		484,710,000	1,647,529	(E)	1,192,699	3/19/27	US SOFR — Annually	3.85% — Annually	(454,830)
		1,460,000	18,646	(E)	(17,751)	3/19/30	3.75% — Annually	US SOFR — Annually	895
		163,474,000	2,087,726	(E)	1,629,563	3/19/30	US SOFR — Annually	3.75% — Annually	(458,164)
		155,104,000	4,356,871	(E)	(2,232,975)	3/19/35	3.75% — Annually	US SOFR — Annually	2,123,896
		25,810,000	725,003	(E)	847,330	3/19/35	US SOFR — Annually	3.75% — Annually	122,327
		42,894,000	1,239,019	(E)	(982,426)	3/19/55	3.55% — Annually	US SOFR — Annually	(1,588,998)
		20,562,000	1,558,209		976,707	3/19/55	US SOFR — Annually	3.55% — Annually	(581,501)

	Total				$960,854				$(1,850,962)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,606,871	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(209,408)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(209,408)

	Total	$—			Total	$(209,408)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$13,534	$86,699	$11,436	5/11/63	300 bp — Monthly	$2,149
	CMBX NA BBB-.6 Index	CCC/P	26,395	191,789	25,297	5/11/63	300 bp — Monthly	1,210
	CMBX NA BBB-.6 Index	CCC/P	54,079	383,579	50,594	5/11/63	300 bp — Monthly	3,709
	CMBX NA BBB-.6 Index	CCC/P	51,528	395,839	52,211	5/11/63	300 bp — Monthly	(452)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	1,372,459	3,210,000	1,015,965	12/16/72	500 bp — Monthly	359,615
	CMBX NA BB.6 Index	CCC-/P	605,950	1,781,721	408,727	5/11/63	500 bp — Monthly	198,964
	CMBX NA BBB-.12 Index	BB+/P	90,530	319,000	50,370	8/17/61	300 bp — Monthly	40,345
	JPMorgan Securities LLC
	CMBX NA BB.8 Index	CCC-/P	684,367	1,852,747	788,529	10/17/57	500 bp — Monthly	(102,360)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	130,453	980,000	60,172	12/16/72	200 bp — Monthly	70,662
	CMBX NA A.13 Index	A-/P	127,730	980,000	60,172	12/16/72	200 bp — Monthly	67,939
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	118,473	939,000	57,655	12/16/72	200 bp — Monthly	61,183
	CMBX NA BB.13 Index	B+/P	761,311	1,688,000	534,252	12/16/72	500 bp — Monthly	228,700
	CMBX NA BB.8 Index	CCC-/P	243,767	517,241	220,138	10/17/57	500 bp — Monthly	24,132
	CMBX NA BBB-.13 Index	BB+/P	36,898	116,000	22,817	12/16/72	300 bp — Monthly	14,149

Upfront premium received			4,317,474		Unrealized appreciation			1,072,757

Upfront premium (paid)			—		Unrealized (depreciation)			(102,812)

	Total		$4,317,474				Total	$969,945
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(2,510,135)	$5,409,000	$2,209,577	11/17/59	(500 bp) — Monthly	$(305,817)
	CMBX NA BB.10 Index	(374,392)	929,000	379,497	11/17/59	(500 bp) — Monthly	4,201
	CMBX NA BB.10 Index	(373,183)	926,000	378,271	11/17/59	(500 bp) — Monthly	4,187
	CMBX NA BB.10 Index	(196,667)	488,000	199,348	11/17/59	(500 bp) — Monthly	2,207
	CMBX NA BB.6 Index	(84,659)	327,714	75,178	5/11/63	(500 bp) — Monthly	(9,802)
	CMBX NA BB.8 Index	(887,643)	1,910,529	813,121	10/17/57	(500 bp) — Monthly	(76,381)
	CMBX NA BBB-.10 Index	(62,517)	208,000	35,027	11/17/59	(300 bp) — Monthly	(27,611)
	CMBX NA BBB-.12 Index	(82,867)	292,000	46,107	8/17/61	(300 bp) — Monthly	(36,931)
	Goldman Sachs International
	CMBX NA BB.10 Index	(653,058)	1,450,000	592,325	11/17/59	(500 bp) — Monthly	(62,143)
	CMBX NA BB.6 Index	(144,263)	424,852	97,461	5/11/63	(500 bp) — Monthly	(47,216)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(490,603)	487,225	111,769	5/11/63	(500 bp) — Monthly	(379,310)
	CMBX NA BBB-.12 Index	(38,327)	319,000	50,370	8/17/61	(300 bp) — Monthly	11,858
	CMBX NA BBB-.6 Index	(538,787)	1,057,907	139,538	5/11/63	(300 bp) — Monthly	(399,867)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	365,608	11/17/59	(500 bp) — Monthly	313,812
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	(47,174)	135,482	31,080	5/11/63	(500 bp) — Monthly	(16,226)
	CMBX NA BBB-.10 Index	(1,898,461)	5,871,000	988,676	11/17/59	(300 bp) — Monthly	(913,210)
	CMBX NA BBB-.12 Index	(325,090)	1,022,000	161,374	8/17/61	(300 bp) — Monthly	(164,310)

	Upfront premium received	—			Unrealized appreciation		336,265

	Upfront premium (paid)	(8,758,751)			Unrealized (depreciation)		(2,438,824)

	Total	$(8,758,751)				Total	$(2,102,559)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $1,066,027,279.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$112,870,623	$86,776,408	$137,716,690	$729,395	$—	61,930,341	$61,930,341

	Total Short-term investments	112,870,623	86,776,408	137,716,690	729,395	—	61,930,341	61,930,341
Investment companies
	Franklin Ultra Short Bond ETF ^	—	17,212,580	—	1,792	69,344	691,980	17,281,924

	Total Investment companies	—	17,212,580	—	1,792	69,344	691,980	17,281,924

	Totals	$112,870,623	$103,988,988	$137,716,690	$731,187	$69,344	62,622,321	$79,212,265
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,388,169.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $724,233.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
At the close of the reporting period, the fund has deposited cash valued at $4,654,862 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $887,201 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $724,233 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$78,093,797	$—
Collateralized loan obligations	—	68,488,257	—
Corporate bonds and notes	—	399,904,163	—
Foreign government and agency bonds and notes	—	11,780,011	—
Investment companies	17,281,924	—	—
Mortgage-backed securities	—	231,115,257	—
Municipal bonds and notes	—	2,422,429	—
Senior loans	—	10,444,874	—
U.S. government and agency mortgage obligations	—	472,429,248	—
U.S. treasury obligations	—	220,634	—
Short-term investments	22,041,589	83,863,552	—

Totals by level	$39,323,513	$1,358,762,222	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$6,001	$—
Futures contracts	(3,794,965)	—	—
Forward premium swap option contracts	—	(936,937)	—
TBA sale commitments	—	(93,820,323)	—
Interest rate swap contracts	—	13,629,252	—
Total return swap contracts	—	(209,408)	—
Credit default contracts	—	3,308,663	—

Totals by level	$(3,794,965)	$(78,022,752)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com